Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 1,126,770	$ 1,329,389	$ 3,334,813
Accounts receivable, net	4,944,938	4,209,125	2,540,515
Inventory	28,119	26,124
Due from related parties		326,324	424,086
Prepaid and other current assets	571,360	545,628	267,110
Total Current Assets	7,097,716	6,436,590	6,566,524
Property and equipment, net	473,534	401,021	409,382
Intangible assets	99,592	99,592	99,592
Goodwill	5,172,146	5,172,146	1,537,742
Deferred tax assets	454,704	440,135	446,402
TOTAL ASSETS	13,352,161	12,549,484	9,059,642
Current Liabilities
Accounts payable	2,702,104	2,254,636	1,474,595
Accrued and other current liabilities	2,660,369	2,482,352	307,049
Due to related parties	26,613	26,613	26,613
Loans payable - net of discount of $0 and $7,406		94,342	315,450
Loans payable - related parties		235,949	239,308
Derivative liabilities	774,954	1,357,787
Total Current Liabilities	6,912,490	6,451,679	2,363,015
Loans payable, non-current	102,418	108,150	119,295
Employee benefits, non-current	159,344	154,238	156,434
TOTAL LIABILITIES	7,174,252	6,714,067	2,638,744
Stockholders' Equity
Common stock: 300,000,000 authorized; $0.001 par value 161,595,511 and 147,477,358 shares issued and outstanding, respectively	164,657	161,595	147,477
Additional paid in capital	31,791,446	31,136,120	25,842,982
Accumulated deficit	(25,081,525)	(24,504,395)	(18,536,921)
Accumulated other comprehensive loss	(31,226)	(33,557)	(36,658)
Equity attributed to stockholders of iQSTEL Inc.	6,843,383	6,759,794	7,416,911
Deficit attributable to noncontrolling interests	(665,474)	(924,377)	(996,013)
TOTAL STOCKHOLDERS' EQUITY	6,177,909	5,835,417	6,420,898
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	13,352,161	12,549,484	9,059,642
Preferred Class A [Member]
Stockholders' Equity
Preferred stock: 1,200,000 authorized; $0.001 par value	10	10	10
Preferred Class B [Member]
Stockholders' Equity
Preferred stock: 1,200,000 authorized; $0.001 par value	21	21	21
Preferred Class C [Member]
Stockholders' Equity
Preferred stock: 1,200,000 authorized; $0.001 par value